Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2024
Critical Accounting Judgements Estimates And Assumptions
Critical Accounting Judgements, Estimates and Assumptions

Note 2. Critical Accounting Judgements, Estimates and Assumptions

The preparation of the financial statements in conformity with IASB requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Share-Based Payment Transactions

The consolidated entity measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either the Binomial or Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.

Allowance for Expected Credit Losses

The allowance for expected credit losses assessment requires a degree of estimation and judgement. It is based on the lifetime expected credit loss, grouped based on days overdue, and makes assumptions to allocate an overall expected credit loss rate for each group. These assumptions include recent sales experience and historical collection rates.

Fair Value Measurement Hierarchy

The consolidated entity is required to classify all assets and liabilities, measured at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being: Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date; Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3: Unobservable inputs for the asset or liability. Considerable judgement is required to determine what is significant to fair value and therefore which category the asset or liability is placed in can be subjective.

The fair value of assets and liabilities classified as level 3 is determined by the use of valuation models. These include discounted cash flow analysis or the use of observable inputs that require significant adjustments based on unobservable inputs.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 2. Critical Accounting Judgements, Estimates and Assumptions Continued

Estimation of Useful Lives of Assets

The consolidated entity determines the estimated useful lives and related depreciation and amortization charges for its property, plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other event. The depreciation and amortization charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Exploration and Evaluation Costs

Exploration and evaluation costs have been capitalized on the basis that the consolidated entity expects to commence commercial production in the future, from which time the costs will be amortized in proportion to the depletion of the mineral resources. Key judgements are applied in considering costs to be capitalized which includes determining expenditures directly related to these activities and allocating overheads between those that are expensed and capitalized. In addition, costs are only capitalized that are expected to be recovered either through successful development or sale of the relevant mining interest. Factors that could impact the future commercial production at the mine include the level of reserves and resources, future technology changes, which could impact the cost of mining, future legal changes and changes in commodity prices. In accordance with IFRS 6, the Company has capitalized the following exploration and evaluation cost:

a.	Acquisition of rights to explore;
b.	Topographical, geological, geochemical and geophysical studies, as well as technical feasibility and commercial viability studies; and
c.	Exploratory drilling, trenching and sampling costs.

To the extent that capitalized costs are determined not to be recoverable in the future, they will be written off in the period in which this determination is made. In accordance with IFRS 6, exploration and evaluation assets will be assessed for impairment if facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. When facts and circumstances suggest that the carrying amount exceeds the recoverable amount, the Company will measure, present and disclose any resulting impairment loss.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024